UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

October
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Seligman Global Technology Fund
Class A / SHGTX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 153	1.27%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage &
peripherals
and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	41.49	20.94	19.74
Class A (including sales charges) (a)	33.34	19.52	19.04
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund
Advisor Class / CCHRX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 123	1.02%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	41.83	21.25	20.04
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund
Class C / SHTCX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 243	2.02%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	40.41	20.04	18.85
Class C (including sales charges) (a)	39.41	20.04	18.85
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund
Institutional Class / CSGZX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 123	1.02%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	41.82	21.24	20.04
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund
Institutional 2 Class / SGTTX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 117	0.97%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	41.89	21.31	20.13
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund
Institutional 3 Class / CGTYX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 111	0.92%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	41.99	21.37	20.07
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund
Class R / SGTRX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 183	1.52%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a)	41.14	20.64	19.45
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee •
May Lose
Value

Columbia Seligman Global Technology Fund
Class S / CSGAX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of October 2, 2024 to October 31, 2024.You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 8 (a)	1.02% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	41.52	20.95	19.75
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee •
May Lose Valu
e

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	2,500	0	0	0
Tax fees (c)	14,480	12,500	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Seligman Global Technology Fund
Annual Financial Statements and Additional Information
October 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Seligman Global Technology Fund | 2024

Portfolio of Investments
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Cayman Islands 0.2%
Rigaku Holdings Corp.(a)	505,200	4,186,171
Germany 0.6%
TeamViewer SE(a)	1,074,989	15,486,620
Israel 0.4%
CyberArk Software Ltd.(a)	35,826	9,906,606
Japan 1.5%
Renesas Electronics Corp.	2,757,500	36,945,870
Netherlands 1.6%
NXP Semiconductors NV	162,192	38,034,024
Singapore 0.3%
Kulicke & Soffa Industries, Inc.	139,662	6,265,237
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	78,100	14,881,174
United Kingdom 0.2%
Alphawave IP Group PLC(a)	2,615,300	3,753,250
United States 93.7%
Adeia, Inc.	1,408,606	17,508,973
Advanced Energy Industries, Inc.	280,054	30,394,261
Alphabet, Inc., Class A	593,007	101,469,428
Alphabet, Inc., Class C	231,782	40,026,434
Amazon.com, Inc.(a)	267,600	49,880,640
Amdocs Ltd.	152,200	13,354,789
Analog Devices, Inc.	67,620	15,086,698
ANSYS, Inc.(a)	34,100	10,925,981
Apple, Inc.(b)	512,716	115,827,671
Applied Materials, Inc.	365,426	66,354,053
Arista Networks, Inc.(a)	69,400	26,818,936
Block, Inc., Class A(a)	193,700	14,008,384
Bloom Energy Corp., Class A(a)	4,463,558	42,850,157
Broadcom, Inc.	779,390	132,317,040
Cisco Systems, Inc.	631,100	34,565,347
Comcast Corp., Class A	664,073	29,000,068
Coursera, Inc.(a)	319,200	2,218,440
DocuSign, Inc.(a)	99,700	6,917,186
Dropbox, Inc., Class A(a)	2,006,706	51,873,350
Common Stocks (continued)
Issuer	Shares	Value ($)
eBay, Inc.	1,183,344	68,054,113
Electronic Arts, Inc.	59,000	8,900,150
F5, Inc.(a)	136,780	31,990,106
Fiserv, Inc.(a)	83,403	16,505,454
Fiverr International Ltd.(a)	238,200	6,969,732
Gen Digital, Inc.	1,948,102	56,709,249
Global Payments, Inc.	673,121	69,809,379
GoDaddy, Inc., Class A(a),(b)	346,337	57,769,012
Hewlett Packard Enterprise Co.	945,300	18,423,897
Ingram Micro Holding Corp.(a)	96,852	2,348,661
Juniper Networks, Inc.	246,400	9,584,960
Lam Research Corp.	1,479,351	109,989,747
Lyft, Inc., Class A(a)	1,265,500	16,413,535
Marvell Technology, Inc.	603,953	48,382,675
Match Group, Inc.(a)	866,700	31,227,201
Meta Platforms, Inc., Class A(b)	122,220	69,369,628
Microsoft Corp.	283,840	115,338,384
NetApp, Inc.	413,246	47,651,396
NVIDIA Corp.	1,087,770	144,412,345
ON Semiconductor Corp.(a)	571,300	40,270,937
Oracle Corp.	428,383	71,899,803
Palo Alto Networks, Inc.(a)	82,785	29,829,919
Pinterest, Inc., Class A(a)	423,102	13,450,413
RingCentral, Inc., Class A(a)	692,145	24,924,141
Salesforce, Inc.	122,828	35,788,394
Semtech Corp.(a)	510,169	22,544,368
Shift4 Payments, Inc., Class A(a)	118,000	10,671,920
Synaptics, Inc.(a)	490,446	33,678,927
Synopsys, Inc.(a)	66,313	34,059,020
Tenable Holdings, Inc.(a)	519,571	20,580,207
Teradyne, Inc.	423,076	44,934,902
TripAdvisor, Inc.(a)	202,734	3,251,853
Varonis Systems, Inc.(a)	209,500	10,552,515
Visa, Inc., Class A	204,456	59,261,572
Walt Disney Co. (The)	94,300	9,071,660
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Digital Corp.(a)	669,410	43,719,167
Total		2,239,737,178
Total Common Stocks (Cost $1,297,044,893)		2,369,196,130

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
Columbia Semiconductor and Technology ETF(c)	100,200	2,525,932
Total Exchange-Traded Equity Funds (Cost $1,633,260)		2,525,932

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(c),(d)	16,772,259	16,768,904
Total Money Market Funds (Cost $16,766,503)		16,768,904
Total Investments in Securities (Cost $1,315,444,656)		2,388,490,966
Other Assets & Liabilities, Net		2,908,884
Net Assets		$2,391,399,850
At October 31, 2024, securities and/or cash totaling $22,741,762 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(4,698,928)	(208)	235.00	11/01/2024	(61,665)	(47,840)
GoDaddy, Inc.	Morgan Stanley	USD	(7,656,120)	(459)	160.00	11/15/2024	(262,955)	(367,200)
Total							(324,620)	(415,040)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Semiconductor and Technology ETF
	1,758,861	—	—	767,071	2,525,932	—	19,570	100,200
Columbia Short-Term Cash Fund, 5.040%
	72,072,075	480,757,513	(536,060,612)	(72)	16,768,904	3,399	2,893,709	16,772,259
Total	73,830,936			766,999	19,294,836	3,399	2,913,279

(d)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Cayman Islands	—	4,186,171	—	4,186,171
Germany	—	15,486,620	—	15,486,620
Israel	9,906,606	—	—	9,906,606
Japan	—	36,945,870	—	36,945,870
Netherlands	38,034,024	—	—	38,034,024
Singapore	6,265,237	—	—	6,265,237
Taiwan	14,881,174	—	—	14,881,174
United Kingdom	—	3,753,250	—	3,753,250
United States	2,239,737,178	—	—	2,239,737,178
Total Common Stocks	2,308,824,219	60,371,911	—	2,369,196,130
Exchange-Traded Equity Funds	2,525,932	—	—	2,525,932
Money Market Funds	16,768,904	—	—	16,768,904
Total Investments in Securities	2,328,119,055	60,371,911	—	2,388,490,966
Investments in Derivatives
Liability
Call Option Contracts Written	(415,040)	—	—	(415,040)
Total	2,327,704,015	60,371,911	—	2,388,075,926
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2024

Statement of Assets and Liabilities
October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,297,044,893)	$2,369,196,130
Affiliated issuers (cost $18,399,763)	19,294,836
Receivable for:
Investments sold	7,402,551
Capital shares sold	3,556,636
Dividends	201,968
Foreign tax reclaims	25,316
Expense reimbursement due from Investment Manager	1,295
Prepaid expenses	13,590
Other assets	15,085
Total assets	2,399,707,407
Liabilities
Option contracts written, at value (premiums received $324,620)	415,040
Payable for:
Investments purchased	3,492,989
Capital shares redeemed	3,942,667
Management services fees	60,918
Distribution and/or service fees	14,262
Transfer agent fees	196,392
Compensation of board members	1,437
Other expenses	54,932
Deferred compensation of board members	128,920
Total liabilities	8,307,557
Net assets applicable to outstanding capital stock	$2,391,399,850
Represented by
Paid in capital	998,914,408
Total distributable earnings (loss)	1,392,485,442
Total - representing net assets applicable to outstanding capital stock	$2,391,399,850
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2024

Statement of Assets and Liabilities (continued)
October 31, 2024
Class A
Net assets	$1,315,458,732
Shares outstanding	17,278,896
Net asset value per share	$76.13
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$80.77
Advisor Class
Net assets	$78,605,067
Shares outstanding	967,894
Net asset value per share	$81.21
Class C
Net assets	$72,816,328
Shares outstanding	1,581,893
Net asset value per share	$46.03
Institutional Class
Net assets	$469,283,930
Shares outstanding	5,928,681
Net asset value per share	$79.15
Institutional 2 Class
Net assets	$144,826,253
Shares outstanding	1,810,978
Net asset value per share	$79.97
Institutional 3 Class
Net assets	$85,386,999
Shares outstanding	1,076,255
Net asset value per share	$79.34
Class R
Net assets	$212,874,561
Shares outstanding	3,002,671
Net asset value per share	$70.90
Class S
Net assets	$12,147,980
Shares outstanding	153,461
Net asset value per share	$79.16
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2024

Statement of Operations
Year Ended October 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$16,561,956
Dividends — affiliated issuers	2,913,279
Interfund lending	1,220
Foreign taxes withheld	(168,725)
Total income	19,307,730
Expenses:
Management services fees	20,445,617
Distribution and/or service fees
Class A	3,175,129
Class C	737,734
Class R	999,748
Transfer agent fees
Class A	1,335,627
Advisor Class	73,821
Class C	77,602
Institutional Class	461,804
Institutional 2 Class	73,054
Institutional 3 Class	3,817
Class R	210,110
Class S	919
Custodian fees	30,433
Printing and postage fees	110,248
Registration fees	144,845
Accounting services fees	34,653
Legal fees	33,601
Compensation of chief compliance officer	385
Compensation of board members	33,831
Deferred compensation of board members	34,653
Other	43,348
Total expenses	28,060,979
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(299,644)
Expense reduction	(540)
Total net expenses	27,760,795
Net investment loss	(8,453,065)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	363,165,034
Investments — affiliated issuers	3,399
Foreign currency translations	31,639
Option contracts purchased	(225,318)
Option contracts written	(432,215)
Net realized gain	362,542,539
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	364,343,317
Investments — affiliated issuers	766,999
Foreign currency translations	2,156
Option contracts written	(164,580)
Net change in unrealized appreciation (depreciation)	364,947,892
Net realized and unrealized gain	727,490,431
Net increase in net assets resulting from operations	$719,037,366
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2024

Statement of Changes in Net Assets

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations
Net investment loss	$(8,453,065)	$(6,425,233)
Net realized gain	362,542,539	134,231,825
Net change in unrealized appreciation (depreciation)	364,947,892	142,046,450
Net increase in net assets resulting from operations	719,037,366	269,853,042
Distributions to shareholders
Net investment income and net realized gains
Class A	(73,275,223)	(34,533,721)
Advisor Class	(4,215,389)	(1,600,475)
Class C	(6,845,644)	(3,416,775)
Institutional Class	(22,730,472)	(8,862,747)
Institutional 2 Class	(6,120,502)	(2,156,392)
Institutional 3 Class	(1,278,136)	(476,981)
Class R	(11,484,531)	(4,886,621)
Total distributions to shareholders	(125,949,897)	(55,933,712)
Increase in net assets from capital stock activity	62,247,288	49,576,101
Total increase in net assets	655,334,757	263,495,431
Net assets at beginning of year	1,736,065,093	1,472,569,662
Net assets at end of year	$2,391,399,850	$1,736,065,093
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	October 31, 2024		October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,004,767	70,085,016	999,414	56,623,658
Distributions reinvested	1,104,490	69,262,551	647,152	32,545,265
Shares redeemed	(2,863,459)	(198,291,919)	(2,012,637)	(112,356,699)
Net decrease	(754,202)	(58,944,352)	(366,071)	(23,187,776)
Advisor Class
Shares sold	410,936	30,867,224	401,035	25,463,309
Distributions reinvested	50,413	3,365,069	23,142	1,230,903
Shares redeemed	(520,052)	(37,663,959)	(270,554)	(16,016,241)
Net increase (decrease)	(58,703)	(3,431,666)	153,623	10,677,971
Class C
Shares sold	324,628	13,853,551	378,731	13,486,210
Distributions reinvested	179,200	6,840,050	106,555	3,415,082
Shares redeemed	(625,665)	(26,856,936)	(631,382)	(22,759,577)
Net decrease	(121,837)	(6,163,335)	(146,096)	(5,858,285)
Institutional Class
Shares sold	1,624,267	117,781,478	1,769,839	104,997,275
Distributions reinvested	343,493	22,347,653	167,570	8,700,215
Shares redeemed	(1,547,458)	(114,033,697)	(1,157,746)	(67,532,916)
Net increase	420,302	26,095,434	779,663	46,164,574
Institutional 2 Class
Shares sold	708,280	50,545,520	603,643	35,543,971
Distributions reinvested	89,980	5,911,726	39,544	2,071,316
Shares redeemed	(381,442)	(28,397,330)	(546,410)	(31,193,717)
Net increase	416,818	28,059,916	96,777	6,421,570
Institutional 3 Class
Shares sold	884,830	61,616,111	114,000	6,676,822
Distributions reinvested	19,470	1,268,661	9,098	472,576
Shares redeemed	(137,515)	(10,293,862)	(47,738)	(2,724,942)
Net increase	766,785	52,590,910	75,360	4,424,456
Class R
Shares sold	388,640	25,322,119	393,233	21,487,437
Distributions reinvested	196,206	11,483,954	103,392	4,886,335
Shares redeemed	(376,661)	(25,016,888)	(290,695)	(15,440,181)
Net increase	208,185	11,789,185	205,930	10,933,591
Class S
Shares sold	157,737	12,594,668	—	—
Shares redeemed	(4,276)	(343,472)	—	—
Net increase	153,461	12,251,196	—	—
Total net increase	1,030,809	62,247,288	799,186	49,576,101
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 10/31/2024	$57.30	(0.29)	23.19	22.90	—	(4.07)	(4.07)
Year Ended 10/31/2023	$50.04	(0.22)	9.37	9.15	—	(1.89)	(1.89)
Year Ended 10/31/2022	$74.57	(0.33)	(15.61)	(15.94)	—	(8.59)	(8.59)
Year Ended 10/31/2021	$50.39	(0.19)	30.21	30.02	(0.16)	(5.68)	(5.84)
Year Ended 10/31/2020	$44.67	0.16	10.14	10.30	—	(4.58)	(4.58)
Advisor Class
Year Ended 10/31/2024	$60.75	(0.12)	24.65	24.53	—	(4.07)	(4.07)
Year Ended 10/31/2023	$52.81	(0.09)	9.92	9.83	—	(1.89)	(1.89)
Year Ended 10/31/2022	$78.23	(0.17)	(16.50)	(16.67)	—	(8.75)	(8.75)
Year Ended 10/31/2021	$52.60	(0.03)	31.62	31.59	(0.28)	(5.68)	(5.96)
Year Ended 10/31/2020	$46.42	0.29	10.56	10.85	—	(4.67)	(4.67)
Class C
Year Ended 10/31/2024	$36.28	(0.50)	14.32	13.82	—	(4.07)	(4.07)
Year Ended 10/31/2023	$32.57	(0.41)	6.01	5.60	—	(1.89)	(1.89)
Year Ended 10/31/2022	$51.23	(0.52)	(10.05)	(10.57)	—	(8.09)	(8.09)
Year Ended 10/31/2021	$36.22	(0.48)	21.17	20.69	—	(5.68)	(5.68)
Year Ended 10/31/2020	$33.28	(0.13)	7.35	7.22	—	(4.28)	(4.28)
Institutional Class
Year Ended 10/31/2024	$59.30	(0.12)	24.04	23.92	—	(4.07)	(4.07)
Year Ended 10/31/2023	$51.59	(0.09)	9.69	9.60	—	(1.89)	(1.89)
Year Ended 10/31/2022	$76.62	(0.18)	(16.10)	(16.28)	—	(8.75)	(8.75)
Year Ended 10/31/2021	$51.62	(0.03)	30.99	30.96	(0.28)	(5.68)	(5.96)
Year Ended 10/31/2020	$45.64	0.29	10.36	10.65	—	(4.67)	(4.67)
Institutional 2 Class
Year Ended 10/31/2024	$59.85	(0.09)	24.28	24.19	—	(4.07)	(4.07)
Year Ended 10/31/2023	$52.02	(0.06)	9.78	9.72	—	(1.89)	(1.89)
Year Ended 10/31/2022	$77.18	(0.14)	(16.23)	(16.37)	—	(8.79)	(8.79)
Year Ended 10/31/2021	$51.96	(0.01)	31.21	31.20	(0.30)	(5.68)	(5.98)
Year Ended 10/31/2020	$45.91	0.28	10.47	10.75	—	(4.70)	(4.70)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 10/31/2024	$76.13	41.49%	1.28%	1.27% (c)	(0.41% )	46%	$1,315,459
Year Ended 10/31/2023	$57.30	18.82%	1.30%	1.30% (c)	(0.40% )	22%	$1,033,317
Year Ended 10/31/2022	$50.04	(24.74% )	1.29% (d)	1.29% (c),(d)	(0.53% )	17%	$920,639
Year Ended 10/31/2021	$74.57	63.49%	1.29% (d)	1.29% (c),(d)	(0.29% )	31%	$1,318,628
Year Ended 10/31/2020	$50.39	25.09%	1.31% (d),(e)	1.31% (c),(d),(e)	0.35%	38%	$866,318
Advisor Class
Year Ended 10/31/2024	$81.21	41.83%	1.03%	1.02% (c)	(0.15% )	46%	$78,605
Year Ended 10/31/2023	$60.75	19.13%	1.05%	1.05% (c)	(0.15% )	22%	$62,364
Year Ended 10/31/2022	$52.81	(24.55% )	1.04% (d)	1.04% (c),(d)	(0.27% )	17%	$46,102
Year Ended 10/31/2021	$78.23	63.90%	1.04% (d)	1.04% (c),(d)	(0.04% )	31%	$58,117
Year Ended 10/31/2020	$52.60	25.41%	1.06% (d),(e)	1.06% (c),(d),(e)	0.62%	38%	$31,695
Class C
Year Ended 10/31/2024	$46.03	40.41%	2.03%	2.02% (c)	(1.16% )	46%	$72,816
Year Ended 10/31/2023	$36.28	17.97%	2.05%	2.05% (c)	(1.14% )	22%	$61,803
Year Ended 10/31/2022	$32.57	(25.32% )	2.04% (d)	2.04% (c),(d)	(1.28% )	17%	$60,256
Year Ended 10/31/2021	$51.23	62.27%	2.04% (d)	2.04% (c),(d)	(1.05% )	31%	$94,295
Year Ended 10/31/2020	$36.22	24.17%	2.06% (d),(e)	2.06% (c),(d),(e)	(0.39% )	38%	$72,302
Institutional Class
Year Ended 10/31/2024	$79.15	41.82%	1.03%	1.02% (c)	(0.16% )	46%	$469,284
Year Ended 10/31/2023	$59.30	19.14%	1.05%	1.05% (c)	(0.15% )	22%	$326,634
Year Ended 10/31/2022	$51.59	(24.56% )	1.04% (d)	1.04% (c),(d)	(0.28% )	17%	$243,966
Year Ended 10/31/2021	$76.62	63.88%	1.04% (d)	1.04% (c),(d)	(0.04% )	31%	$358,757
Year Ended 10/31/2020	$51.62	25.41%	1.06% (d),(e)	1.06% (c),(d),(e)	0.62%	38%	$221,018
Institutional 2 Class
Year Ended 10/31/2024	$79.97	41.89%	0.99%	0.97%	(0.12% )	46%	$144,826
Year Ended 10/31/2023	$59.85	19.21%	0.99%	0.99%	(0.10% )	22%	$83,434
Year Ended 10/31/2022	$52.02	(24.51% )	0.99% (d)	0.99% (d)	(0.22% )	17%	$67,496
Year Ended 10/31/2021	$77.18	63.97%	0.99% (d)	0.99% (d)	(0.01% )	31%	$61,324
Year Ended 10/31/2020	$51.96	25.49%	1.00% (d),(e)	1.00% (d),(e)	0.60%	38%	$30,500
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 10/31/2024	$59.37	(0.08)	24.12	24.04	—	(4.07)	(4.07)
Year Ended 10/31/2023	$51.60	(0.03)	9.69	9.66	—	(1.89)	(1.89)
Year Ended 10/31/2022	$76.62	(0.12)	(16.08)	(16.20)	—	(8.82)	(8.82)
Year Ended 10/31/2021	$51.61	0.05	30.96	31.01	(0.32)	(5.68)	(6.00)
Year Ended 10/31/2020	$45.63	0.24	10.45	10.69	—	(4.71)	(4.71)
Class R
Year Ended 10/31/2024	$53.73	(0.44)	21.68	21.24	—	(4.07)	(4.07)
Year Ended 10/31/2023	$47.14	(0.35)	8.83	8.48	—	(1.89)	(1.89)
Year Ended 10/31/2022	$70.73	(0.45)	(14.72)	(15.17)	—	(8.42)	(8.42)
Year Ended 10/31/2021	$48.06	(0.34)	28.74	28.40	(0.05)	(5.68)	(5.73)
Year Ended 10/31/2020	$42.81	0.02	9.71	9.73	—	(4.48)	(4.48)
Class S
Year Ended 10/31/2024(f)	$79.15	(0.04)	0.05	0.01	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 10/31/2024	$79.34	41.99%	0.94%	0.92%	(0.11% )	46%	$85,387
Year Ended 10/31/2023	$59.37	19.25%	0.94%	0.94%	(0.05% )	22%	$18,374
Year Ended 10/31/2022	$51.60	(24.48% )	0.94% (d)	0.94% (d)	(0.19% )	17%	$12,081
Year Ended 10/31/2021	$76.62	64.05%	0.94% (d)	0.94% (d)	0.07%	31%	$15,737
Year Ended 10/31/2020	$51.61	25.54%	0.96% (d),(e)	0.96% (d),(e)	0.50%	38%	$8,380
Class R
Year Ended 10/31/2024	$70.90	41.14%	1.53%	1.52% (c)	(0.66% )	46%	$212,875
Year Ended 10/31/2023	$53.73	18.54%	1.55%	1.55% (c)	(0.65% )	22%	$150,139
Year Ended 10/31/2022	$47.14	(24.94% )	1.54% (d)	1.54% (c),(d)	(0.78% )	17%	$122,031
Year Ended 10/31/2021	$70.73	63.07%	1.54% (d)	1.54% (c),(d)	(0.53% )	31%	$171,865
Year Ended 10/31/2020	$48.06	24.79%	1.56% (d),(e)	1.56% (c),(d),(e)	0.05%	38%	$94,867
Class S
Year Ended 10/31/2024 (f)	$79.16	0.01%	1.04%	1.02%	(0.77% )	46%	$12,148
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements
October 31, 2024
Note 1. Organization
Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and

Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are
Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives generally is expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to increase return on investments and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2024:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	415,040
Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended October 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	(225,318)	(432,215)	(657,533)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(164,580)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended October 31, 2024:
Derivative instrument	Average value ($)
Option contracts purchased	16,115
Option contracts written	(359,829)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2024:
Morgan Stanley ($)
Liabilities
Call option contracts written	415,040
Total financial and derivative net assets	(415,040)
Total collateral received (pledged) (a)	(415,040)
Net amount (b)	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a

Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The effective management services fee rate for the year ended October 31, 2024 was 0.909% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
For the year ended October 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.11
Class S	0.11 (a)

(a)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended October 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $540.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,651,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended October 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	769,742
Class C	—	1.00 (b)	5,099

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2024 through February 28, 2025 (%)	Prior to March 1, 2024 (%)
Class A	1.27	1.32
Advisor Class	1.02	1.07
Class C	2.02	2.07
Institutional Class	1.02	1.07
Institutional 2 Class	0.97	1.01
Institutional 3 Class	0.92	0.96
Class R	1.52	1.57
Class S	1.02	—
Class S expense cap is contractual from October 2, 2024 (the commencement of operations of Class S shares) through June 30, 2025.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. The Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, tax straddles, trustees’ deferred compensation, foreign currency transactions, net operating loss reclassification and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
14,557,864	(39,090,864)	24,533,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
The tax character of distributions paid during the years indicated was as follows:
Year Ended October 31, 2024			Year Ended October 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
—	125,949,897	125,949,897	—	55,933,712	55,933,712
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
15,091,445	307,664,770	—	1,069,857,940
At October 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,318,217,986	1,094,319,344	(24,461,404)	1,069,857,940
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,010,270,255 and $1,029,381,384, respectively, for the year ended October 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended October 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,500,000	5.86	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2024.
Note 9. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the

Columbia Seligman Global Technology Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At October 31, 2024, affiliated shareholders of record owned 27.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Seligman Global Technology Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Seligman Global Technology Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Seligman Global Technology Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Seligman Global Technology Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended October 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Capital gain dividend
$348,964,720
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Seligman Global Technology Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
Columbia Seligman Global Technology Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Columbia Seligman Global Technology Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment
Columbia Seligman Global Technology Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Seligman Global Technology Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN220_10_P01_(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2024